Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net (loss) income	$ (1,035,751)	$ 1,354,538	$ 1,912,016
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax benefit	(7,476)	(17,184)	(48,143)
Allowance for credit losses	628,654	19,379	449,759
Amortization of Right-of-use assets	63,932
Interest on Lease liabilities	7,390
Accounts receivable	(77,452)	(256,199)	(37,207)
Contract assets	45,386	143,444	247,116
Amounts due from related parties	(41,880)	(111,867)	(238,621)
Prepaid expenses and other assets	(208,572)	(59,963)	(91,211)
Income tax receivable	81,131	(110,434)
Leases	(44,928)
Amounts due to related parties	(28,103)	14,820	31,425
Income tax payable	(256,160)	81,264	(831,433)
Other payables and accrued liabilities	(122,752)	103,031	(91,351)
Net cash (used in)/provided by operating activities	(996,581)	1,160,829	1,302,350
Cash flows from investing activities:
Loan to third parties	(3,750,000)
Loan to related parties		(1,721,478)
Loan & interest repayment from related parties	1,414,340	363,530	551,372
Net cash provided by (used in) investing activities	(2,335,660)	(1,357,948)	551,372
Cash flows from financing activities:
Proceeds from shareholder’s capital contribution		69,000	222,008
Deferred offering cost	(1,832,538)	(540,754)	(403,324)
Proceeds from IPO	5,750,000
Dividend paid to shareholders			(1,135,057)
Net cash provided by (used in) financing activities	3,917,462	(471,754)	(1,316,373)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(20,692)	(14,570)	(542)
Net change in cash and cash equivalents and restricted cash	564,529	(683,443)	536,807
Cash and cash equivalents and restricted cash, beginning of the year	66,778	750,221	213,414
Cash and cash equivalents and restricted cash, end of the year	631,307	66,778	750,221
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	431,307	66,778	750,221
Restricted cash	200,000
Total cash and cash equivalents, and restricted cash shown in the statement of cash flows	631,307	66,778	750,221
Supplemental cash flow information
Cash paid for Interest
Cash paid for income taxes	(175,028)	(272,003)	(874,649)
Supplemental disclosure of non-cash operating activities
Net off of amount due to/from related parties			(18,013)
Net off of cash dividend and due from related parties			$ (2,334,479)